Average Annual Total Returns - Admiral - Vanguard Communication Services Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Communication Services Spliced Index (reflects no deduction for fees, expenses, or taxes) 1 Year		Communication Services Spliced Index (reflects no deduction for fees, expenses, or taxes) 5 Years		Communication Services Spliced Index (reflects no deduction for fees, expenses, or taxes) 10 Years		MSCI US IMI/Communication Services 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Communication Services 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Communication Services 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	28.97%	9.80%	9.23%	28.70%	9.21%	8.57%	17.28%	7.62%	7.40%	29.02%	[1]	9.72%	[1]	9.20%	[1]	29.02%	12.58%	10.61%	21.01%	15.46%	13.84%

[1]	Previously the Spliced US IMI/Telecommunication Services 25/50.